Class A Common Stock Subject to Possible Redemption (Details) - Class A Common Stock [Member]	Sep. 30, 2021 $ / shares shares
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock authorized	380,000,000
Common stock per share (in Dollars per share) | $ / shares	$ 0.0001
Common stock outstanding	55,200,000